Annual Total Returns - Franklin Mutual Shares VIP Fund [BarChart] - FTVIP Class 4-57 - Franklin Mutual Shares VIP Fund - Class 4	Oct. 01, 2020
Bar Chart Table:
Annual Return 2010	11.06%
Annual Return 2011	(1.12%)
Annual Return 2012	14.20%
Annual Return 2013	28.05%
Annual Return 2014	7.04%
Annual Return 2015	(5.05%)
Annual Return 2016	15.94%
Annual Return 2017	8.25%
Annual Return 2018	(9.16%)
Annual Return 2019	22.44%